Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2012
SCHRODER SERIES TRUST | Schroder Emerging Market Equity Fund (Prospectus Summary) | Schroder Emerging Market Equity Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMVX
SCHRODER SERIES TRUST | Schroder Emerging Market Equity Fund (Prospectus Summary) | Schroder Emerging Market Equity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMNX
SCHRODER SERIES TRUST | Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDVX
SCHRODER SERIES TRUST | Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDNX
SCHRODER SERIES TRUST | Schroder U.S. Small and Mid Cap Opportunities Fund (Prospectus Summary) | Schroder U.S. Small and Mid Cap Opportunities Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDVX
SCHRODER SERIES TRUST | Schroder U.S. Small and Mid Cap Opportunities Fund (Prospectus Summary) | Schroder U.S. Small and Mid Cap Opportunities Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDIX
SCHRODER SERIES TRUST | Schroder Total Return Fixed Income Fund (Prospectus Summary) | Schroder Total Return Fixed Income Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBVX
SCHRODER SERIES TRUST | Schroder Total Return Fixed Income Fund (Prospectus Summary) | Schroder Total Return Fixed Income Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBIX
SCHRODER SERIES TRUST | Schroder Absolute Return EMD and Currency Fund (Prospectus Summary) | Schroder Absolute Return EMD and Currency Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARVX
SCHRODER SERIES TRUST | Schroder Absolute Return EMD and Currency Fund (Prospectus Summary) | Schroder Absolute Return EMD and Currency Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARNX
SCHRODER CAPITAL FUNDS (DELAWARE) | Schroder International Alpha Fund (Prospectus Summary) | Schroder International Alpha Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCVEX
SCHRODER CAPITAL FUNDS (DELAWARE) | Schroder International Alpha Fund (Prospectus Summary) | Schroder International Alpha Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIEX
SCHRODER CAPITAL FUNDS (DELAWARE) | Schroder U.S. Opportunities Fund (Prospectus Summary) | Schroder U.S. Opportunities Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUVX
SCHRODER CAPITAL FUNDS (DELAWARE) | Schroder U.S. Opportunities Fund (Prospectus Summary) | Schroder U.S. Opportunities Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUIX
SCHRODER GLOBAL SERIES TRUST | Schroder North American Equity Fund (Prospectus Summary) | Schroder North American Equity Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNAVX
SCHRODER GLOBAL SERIES TRUST | Schroder North American Equity Fund (Prospectus Summary) | Schroder North American Equity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNAEX